Profit from Operations - Summary of Other Operating Expenses (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Expenses [Line Items]
Research and development expenses (excluding employee benefit costs and depreciation)	£ 80,000,000	£ 53,000,000	£ 60,000,000
Exchange differences	(6,000,000)	(2,000,000)	10,000,000
Total audit fees payable	17,800,000	9,200,000	9,300,000
Fees payable for other services	200,000	1,500,000	2,100,000
Plant and Equipment
Other Operating Expenses [Line Items]
Minimum lease payments	41,000,000	20,000,000	20,000,000
Property
Other Operating Expenses [Line Items]
Minimum lease payments	85,000,000	51,000,000	52,000,000
KPMG LLP
Other Operating Expenses [Line Items]
Total audit fees payable	29,200,000	9,200,000	9,300,000
KPMG LLP | Parent Company and Group Audit
Other Operating Expenses [Line Items]
Total audit fees payable	6,300,000	2,000,000	2,000,000
KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Total audit fees payable	17,600,000	9,200,000	8,700,000
Fees payable for other services	12,300,000	2,200,000	3,300,000
KPMG LLP Firms and Associates | Audit Related Assurance Services
Other Operating Expenses [Line Items]
Fees payable for other services	8,000,000	200,000	200,000
KPMG LLP Firms and Associates | Other Assurance Services
Other Operating Expenses [Line Items]
Fees payable for other services	4,100,000	100,000	100,000
KPMG LLP Firms and Associates | Tax Advisory Services
Other Operating Expenses [Line Items]
Fees payable for other services		200,000	600,000
KPMG LLP Firms and Associates | Tax Compliance
Other Operating Expenses [Line Items]
Fees payable for other services	200,000	300,000	400,000
KPMG LLP Firms and Associates | Other Non Audit Services
Other Operating Expenses [Line Items]
Fees payable for other services		1,400,000	2,000,000
KPMG LLP Firms and Associates | Local Statutory and Group Reporting Audits
Other Operating Expenses [Line Items]
Total audit fees payable	11,300,000	£ 7,200,000	6,700,000
Pricewaterhouse Coopers L L P
Other Operating Expenses [Line Items]
Total audit fees payable			£ 600,000
Other Firms
Other Operating Expenses [Line Items]
Total audit fees payable	£ 200,000